Cover	Sep. 26, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 26, 2025
Entity File Number	001-41519
Entity Registrant Name	dMY Squared Technology Group, Inc.
Entity Central Index Key	0001915380
Entity Tax Identification Number	88-0748933
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	1180 North Town Center Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
City Area Code	702
Local Phone Number	781-4313
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	DMYY.U
Security Exchange Name	NYSEAMER
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	DMYY
Security Exchange Name	NYSEAMER
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	DMYY.WS
Security Exchange Name	NYSEAMER